Tangible Fixed Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Tangible fixed assets
Balance, at the beginning of the period	$ 2,206,618
Balance, at the end of the period	2,174,891
Cost
Tangible fixed assets
Balance, at the beginning of the period	2,876,548
Additions	9,503
Fully amortized dry-docking component	(8,626)
Balance, at the end of the period	2,877,425
Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the period	(669,930)
Depreciation expense	(41,230)
Fully amortized dry-docking component	8,626
Balance, at the end of the period	(702,534)
Vessels
Tangible fixed assets
Balance, at the beginning of the period	2,203,899
Balance, at the end of the period	2,172,172
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the period	2,873,829
Additions	9,503
Fully amortized dry-docking component	(8,626)
Balance, at the end of the period	2,874,706
Vessels | Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the period	(669,930)
Depreciation expense	(41,230)
Fully amortized dry-docking component	8,626
Balance, at the end of the period	(702,534)
Other tangible assets
Tangible fixed assets
Balance, at the beginning of the period	2,719
Balance, at the end of the period	2,719
Other tangible assets | Cost
Tangible fixed assets
Balance, at the beginning of the period	2,719
Balance, at the end of the period	$ 2,719